UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-55408
                                   -------------------------

                             Ameritor Security Trust
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)


             4400 MacArthur Blvd NW, Suite 301, Washington, DC 20007
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ameritor Financial Corporation
             4400 MacArthur Blvd NW, Suite 301, Washington, DC 20007
          ------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 202-625-6000
                                                    ------------------

Date of fiscal year end: 06/30/2007
                         ----------------------

Date of reporting period: 12/31/06
                         ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

February 15, 2007

Dear Shareholder:

In September, 2006 the Trustees for the Ameritor Security Trust Fund voted to terminate the arrangement with the investment consultant. Presently, the Fund's investment advisor is maintaining a new strategy of mixed stocks from small to large cap to provide a portfolio of high quality with a low turnover. We continue to seek more opportunities that will offer the fund greater growth potential with stability and good performance, which is an important challenge due to the small size of the fund.

Management continues to make changes in order to further reduce costs. This, together with the prospects of an improving economy, should be beneficial to your fund. With the overall economic improvement, as well as our current investment strategy, we hope the fund will benefit from this in the near future.


Sincerely,

/s/ Jerome Kinney

Jerome Kinney,
President

AMERITOR SECURITY FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of Net Assets)
December 31, 2006
--------------------------------------------------------------------------------


Sector Breakdown
--------------------------------------------------------------------------------

BIOTECHNOLOGY                                                             1.79%
COMPUTERS                                                                 4.02%
CONGLOMERATE                                                              2.26%
ELECTRICITY                                                               2.15%
ENERGY                                                                    3.83%
HEALTHCARE                                                                1.97%
MEDIA                                                                     1.02%
MINERALS                                                                  6.45%
RECREATION                                                                2.21%
RETAIL                                                                    5.91%
SAVINGS & LOAN                                                            2.15%
TELECOMMUNICATIONS                                                        2.22%
Cash Equivalents                                                         66.11%
--------------------------------------------------------------------------------
Total Investments                                                       102.09%
Liabilities in excess of other assets                                    -2.09%
--------------------------------------------------------------------------------
Total Net Assets                                                        100.00%

                          AMERITOR SECURITY TRUST FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                             12/31/2006 (Unaudited)

     Number                                                                                      Market
   of Shares                              Description                                            Value
-----------------                      ------------------                                     -----------
                    COMMON STOCKS:                                                  35.98%

                    BIOTECHNOLOGY                                                    1.79%
             250    Amgen, Inc. *                                                                  17,077
                                                                                              -----------

                    COMPUTERS                                                        4.02%
             800    Dell Computers *                                                               20,072
             900    Intel, Corp. *                                                                 18,225
                                                                                              -----------
                                                                                                   38,297

                    CONGLOMERATE                                                     2.26%
             550    Ingersoll, Rand, Co.                                                           21,521
                                                                                              -----------

                    ELECTRICITY                                                      2.15%
             550    General Electric                                                               20,466
                                                                                              -----------

                    ENERGY                                                           3.83%
             350    Canadian Natural Resources                                                     18,630
             700    CNX Gas, Corp. *                                                               17,850
                                                                                              -----------
                                                                                                   36,480

                    HEALTHCARE                                                       1.97%
             500    Psychiatric Solutions *                                                        18,760
                                                                                              -----------

                    MEDIA                                                            1.02%
             400    The New York Times, Co.                                                         9,744
                                                                                              -----------

                    MINERALS                                                         6.45%
           5,000    Northern Dynasty *                                                             40,500
             700    Alcoa, Inc.                                                                    21,007
                                                                                              -----------
                                                                                                   61,507

                    RECREATION                                                       2.21%
             450    Polaris Industries *                                                           21,074
                                                                                              -----------

                    RETAIL                                                           5.91%
             450    Walgreen Company                                                               20,651

     Number                                                                                      Market
   of Shares                              Description                                            Value
-----------------                      ------------------                                     -----------
             500    Home Depot, Inc. *                                                             20,080
             500    Lowes Companies *                                                              15,575
                                                                                              -----------
                                                                                                   56,306

                    SAVINGS & LOAN                                                   2.15%
             450    Washington Mutual *                                                            20,471
                                                                                              -----------

                    TELECOMMUNICATIONS                                               2.22%
             350    Alltell, Corp.                                                                 21,168
                                                                                              -----------

                    Total Common Stock (Cost $311,892)                                            342,871
                                                                                              -----------

      Par           SHORT TERM INVESTMENTS                                          66.11%
-----------------
         629,970    Evergreen Institutional Money Market Fund (Cost $629,970)                     629,970
                                                                                              -----------

                    TOTAL INVESTMENTS:
                    (Cost: $941,862)**                                             102.09%        972,841
                    Liabilities in excess of other assets                           (2.09%)       (19,958)
                                                                               ----------     -----------
                    NET ASSETS                                                     100.00%    $   952,883
                                                                               ==========     ===========

*     Non-income producing

** Cost for Federal income tax purposes is $941,862 and net unrealized appreciation consists of:

                    Gross unrealized appreciation                              $   33,519
                    Gross unrealized depreciation                                  (2,540)
                                                                               ----------
                    Net unrealized appreciation                                $   30,979
                                                                               ==========


See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006 (Unaudited)

ASSETS
       Investments at value (identified cost of $941,862) (Notes 1 & 4)                    $   972,841
       Receivables:
             Interest                                                                            2,429
             Dividends                                                                             221
                                                                                           -----------
             TOTAL ASSETS                                                                      975,491
                                                                                           -----------


ACCRUED LIABILITIES
       Accrued advisory fees                                                                     1,267
       Accrued transfer agent fees                                                               1,722
       Accrued administrative fees                                                               3,099
       Accrued expenses                                                                         16,520
                                                                                           -----------
             TOTAL LIABILITIES                                                                  22,608
                                                                                           -----------

NET ASSETS                                                                                 $   952,883
                                                                                           ===========

          NET ASSET VALUE, OFFERING AND REDEMPTION
             PRICE PER SHARE ($952,883/2,652,426 shares outstanding)                       $      0.36
                                                                                           ===========

          At December 31, 2006, there was an unlimited amount of no par value shares of beneficial interest and the components of net assets are (Note 1):
          Paid in capital                                                                  $ 3,583,889
          Accumulated realized losses on investments                                        (2,661,985)
          Net unrealized appreciation of investments                                            30,979
                                                                                           -----------
          Net Assets                                                                       $   952,883
                                                                                           ===========


See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED DECEMBER 31, 2006 (Unaudited)
--------------------------------------------------------------------------------


INCOME
Dividends                                                             $     758
Interest                                                                 18,952
                                                                      ---------
                                                                         19,710
                                                                      ---------

EXPENSES
      Administrative services (Note 2)                    $  30,000
      Legal and audit fees                                   13,118
      Transfer agent fees (Note 2)                           11,524
      Accounting fees                                         9,049
      Investment advisory fees (Note 2)                       5,075
      Custody fees                                            4,428
      Directors                                               1,010
      Miscellaneous                                           9,664
                                                          ---------
        Total expenses                                                   83,868
                                                                      ---------


      Net Investment Loss                                               (64,158)
                                                                      ---------


REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS:
   Net realized loss on investments                                     (44,974)
   Net decrease in unrealized appreciation on investments               (35,760)
                                                                      ---------
   Net loss on investments                                              (80,734)
                                                                      ---------
   Net decrease in net assets resulting from operations               $(144,892)
                                                                      ---------


See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      Six Months ended
                                                                      December 31, 2006          Year ended
                                                                         (Unaudited)            June 30, 2006
                                                                      ------------------      ------------------
OPERATIONS
   Net investment loss                                                $          (64,158)     $         (133,544)
   Net realized gain(loss) on investments                                        (44,974)                195,980
   Change in unrealized appreciation(depreciation) of investments                (35,760)                 47,055
                                                                      ------------------      ------------------
   Net increase/decrease in net assets resulting from operations                (144,892)                109,491


CAPITAL SHARE TRANSACTIONS (NOTE 3)
   Net decrease in net assets resulting from capital share
      transactions                                                               (27,299)                (55,876)
                                                                      ------------------      ------------------
   Net increase/decrease in net assets                                          (172,191)                 53,615
   Net assets at beginning of year                                             1,125,074               1,071,459
                                                                      ------------------      ------------------

NET ASSETS at the end of the period                                   $          952,883      $        1,125,074
                                                                      ==================      ==================


See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------

                                                            Six Months ended
                                                            December 31, 2006      Year ended      Year ended
                                                              (Unaudited)         June 30 2006    June 30 2005
                                                           ------------------     ------------    ------------
Per Share Operating Performance
Net asset value, beginning of year                         $             0.41     $       0.37    $       0.45
                                                           ------------------     ------------    ------------
Income from investment operations-
   Net investment (loss)                                                (0.02)           (0.05)          (0.05)
   Net realized and unrealized gain (loss) on investments               (0.03)            0.09           (0.03)
                                                           ------------------     ------------    ------------
Total from investment operations                                        (0.05)            0.04           (0.08)
                                                           ------------------     ------------    ------------


Net asset value, end of year                               $             0.36     $       0.41    $       0.37
                                                           ==================     ============    ============

Total Return                                                           (12.20%)          10.81%         (17.78%)
                                                           ==================     ============    ============

Ratios/Supplemental Data
   Net assets, end of year (000's)                         $              953     $      1,125    $      1,071
Ratio to average net assets
   Expense ratio - net                                                  16.54%*          12.84%          12.85%
   Net investment (loss)                                               (12.65%)*        (11.51%)        (11.70%)
Portfolio turnover rate                                                   169%             286%            606%

                                                            Year ended      Year ended      Year ended
                                                           June 30 2004    June 30 2003    June 30 2002
                                                           ------------    ------------    ------------
Per Share Operating Performance
Net asset value, beginning of year                         $       0.45    $       0.49    $       0.70
                                                           ------------    ------------    ------------
Income from investment operations-
   Net investment (loss)                                          (0.05)          (0.06)          (0.07)
   Net realized and unrealized gain (loss) on investments          0.05            0.02           (0.14)
                                                           ------------    ------------    ------------
Total from investment operations                                     --           (0.04)          (0.21)
                                                           ------------    ------------    ------------


Net asset value, end of year                               $       0.45    $       0.45    $       0.49
                                                           ============    ============    ============

Total Return                                                       0.00%          (8.16%)        (30.00%)
                                                           ============    ============    ============

Ratios/Supplemental Data
   Net assets, end of year (000's)                         $      1,318    $      1,340    $      1,517
Ratio to average net assets
   Expense ratio - net                                            12.56%          14.78%          11.79%
   Net investment (loss)                                         (11.81%)        (14.14%)        (11.14%)
Portfolio turnover rate                                             182%            214%            293%

   * Annualized

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

(1)   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Ameritor Security Fund, (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

      B. Income Taxes - The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund accounts for income taxes by using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax basis of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized. At June 30, 2006, for Federal income tax purposes, the Fund had a capital loss carryforward of $2,617,011 of which $1,716,365 expires in fiscal year 2009, and $843,827 expires in fiscal year 2010, and $56,819 expires in fiscal year 2012 to offset future realized gains.

      C. Distributions to Shareholders - No distributions were paid in fiscal years 2005 or 2006. As of June 30, 2006, the components of distributable earnings (accumulated loss) on a tax basis of the Fund were as follows:

            Capital loss carryforward                          $(2,617,011)
            Unrealized appreciation                                 66,738
                                                               -----------
                                                               $(2,550,273)
                                                               ===========

      D. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

      E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

      F. Reclassification of Capital Accounts - Accounting Principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2006, the Fund decreased paid in capital by $133,544 and increased accumulated net investment income by $133,544


--------------------------------------------------------------------------------

AMERITOR SECURITY TRUST FUND

December 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

G.    UNCERTAINTY IN INCOME TAXES

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB interpretation No. 48 "Accounting for uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is to be implemented no later than June 29, 2007 and is to be applied to all open tax years as of the effective date. The FASB Issue Statement of Financial Accounting Standards No. 157, "Fair Value Measurements") (FASB 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statements disclosures about fair value measurements. At this time, management is evaluating the implications of FIN 48 and FASB 157 and its impact in the financial statements has not yet been determined.

(2)   INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

      The administrative agreement with AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $5,000 per month.

      Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.


--------------------------------------------------------------------------------

AMERITOR SECURITY TRUST FUND

December 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

(3)   TRUST SHARES

      The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                         Six Months Ended                     Year Ended
                                    ----------------------------      --------------------------
                                         December 31, 2006                   June 30,2006
                                    ----------------------------      --------------------------
                                      Shares           Amount            Shares         Amount
                                    ----------      ------------      ----------      ----------
          Shares redeemed              (73,177)     $    (27,299)       (131,629)     $  (55,876)
                                    ----------      ------------      ----------      ----------
          Net decrease                 (73,177)     $    (27,299)       (131,629)     $  (55,876)
                                    ==========      ============      ==========      ==========

          Shares outstanding
              Beginning of year      2,725,603                         2,857,232
                                    ----------                        ----------
              End of year            2,652,426                         2,725,603
                                    ==========                        ==========

(4)   PURCHASE AND SALE OF SECURITIES

      During the six months ended December 31, 2006, purchases and proceeds from sales of investment securities were $607,903 and $705,712, respectively. Cost of securities for income tax purposes was $941,862 at December 31, 2006. Net unrealized appreciation of investments aggregated $30,979, which relates to gross unrealized appreciation of $33,519 and gross unrealized depreciation of $2,540.

                            Supplemental Information

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-202-625-2112 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the year ended June 30, 2006 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-202-625-2112 or on the SEC's website at www.sec.gov. . The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------

AMERITOR SECURITY TRUST FUND

EXPENSE EXAMPLES (UNAUDITED)

December 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, Investment Fund and (2) ongoing costs, including management fees and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006 to December 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    Beginning           Ending        Expenses Paid
                                                  Account Value     Account Value     During Period
                                                     7/1/06            12/31/06     7/1/06 - 12/31/06*
                                                  -------------     -------------   ------------------
      Actual                                        $1,000.00           $853.65           $77.28
      Hypothetical (5% return before expenses)      $1,000.00           $810.97           $73.41

* Expenses are equal to the Fund's annualized expense ratio of 16.54% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).


--------------------------------------------------------------------------------

AMERITOR SECURITY TRUST

December 31, 2006
--------------------------------------------------------------------------------

(5)   TRUSTEES AND OFFICERS (UNAUDITED)

      The following table sets forth certain information concerning the Trustees and officers of the Fund.

---------------------------------------------------------------------------------------------------------------------------------
Name                          Position(s)        Term of             Principal               Number of              Other
Address and                    Held with        Office and         Occupation(s)           Portfolios in        Directorships
Age                              Fund           Length of           During Past             Fund Complex           Held by
                                               Time Served            5 Years               Overseen by            Trustee
                                                                                              Trustee
---------------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustee
---------------------------------------------------------------------------------------------------------------------------------
Richard P. Ellison          Non-Interested       6 Years           President and                 2              Potomac Group
1410 Coventry Lane              Trustee           Served          Chief Executive                                   Homes;
Alexandria, VA 22304                             Term is             Officer of                                      Boat
Age 76                                           for Life            Intervest                                     America
                                                                  Financial Corp.
---------------------------------------------------------------------------------------------------------------------------------
James I. Schwartz
1480 Pennfield Circle            Non-            5 Years         Retired President               2                   None
#307                          Interested          Served            Capital City
Silver Spring, MD               Trustee          Term is           Savings & Loan
20906                                            for Life               And
Age 80                                                             Schwartz & Co.
---------------------------------------------------------------------------------------------------------------------------------
Interested Trustee And Officers
---------------------------------------------------------------------------------------------------------------------------------
Carole S. Kinney               Trustee,          8 Years          Chairman of the                2                   None
8020 Thornley Court           Secretary,          served              Board of
Bethesda, MD 20817                and            Term is              Ameritor
Age 61                         Chairman          for life            Financial
                                of the                              Corporation
                                 Fund                                Since 1998
---------------------------------------------------------------------------------------------------------------------------------
Jerome Kinney                  President         8 Years            Founder and                                      None
8020 Thornley Court                               served             President,
Bethesda, MD 20817                                Term=1          Jerome F. Kinney
Age 77                                             year               Company
                                                                     (builder);
                                                                   President and
                                                                        CEO,
                                                                      Ameritor
                                                                     Financial
                                                                    Corporation
---------------------------------------------------------------------------------------------------------------------------------

ITEM 2.   CODE OF ETHICS.

Not applicable at this time.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   Included as part of item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101).

ITEM 10.   CONTROLS AND PROCEDURES.

AMERITOR FUNDS

Disclosure Controls and Procedures

Adopted Pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 and Rule 30a-3 Under the Investment Company Act of 1940

I.    Introduction

      Ameritor Security Trust and Ameritor Investment Fund (the "Funds"), hereby establish these disclosure controls and procedures ("Disclosure Procedures") pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 ("Exchange Act") and Rule 30a-3 under the Investment Company Act of 1940 (the "1940 Act"). The Disclosure Procedures are designed to ensure that all information that the Funds are required to disclose in their shareholder reports (the "Reports") filed with the Securities and Exchange Commission ("SEC") pursuant to Section 13(a) or Section 15(d) of the Exchange Act is recorded, processed, summarized and reported within the time period specified in applicable SEC rules and forms. The Disclosure Procedures also support the certifications that the Funds' principal officers must sign and submit with each Report filed with the SEC, and the required disclosures in the Reports about the Funds' internal controls.

      The overriding goals of these Disclosure Procedures are:

o To promote the timely accumulation and communication of information the Funds are required to disclose in their Reports; and

o     To promote reliable and accurate disclosure in the Reports.

II.   Roles and Expectations of Fund Service Providers

      The Funds rely on their service providers to perform substantially all tasks related to the Funds' ongoing business operations, including preparing and filing the Reports and preparing the information included in the Reports. The Funds' strongest control for promoting timely and accurate disclosures, therefore, is appropriate and reasonable oversight of their service providers. Accordingly, the Funds encourage each service provider involved in the process of preparing or filing a Report or preparing the information included in a Report ("Service Provider") to adopt its own internal controls and procedures governing, as applicable, the preparation and filing of Reports and the recording, processing, generation and translation of information that it provides to the Funds for inclusion in any Report ("Service Provider Procedures").

      In particular, the Funds expect each Service Provider to:

      Provide Procedures - provide to the Funds' President a copy of its Service Provider Procedures, if any;

      Provide Amendments to Procedures - promptly provide to the Funds' President a copy of any substantive changes or amendments to the Service Provider Procedures;

      Report Violations - promptly report to the Funds' President any material violations of the Service Provider Procedures (and any corrective actions taken);

      Report Important Matters - promptly report to the Funds' President any material misstatements or omissions or unfair presentations in any Report; any suspected fraud relating to a Report; and any complaints about, or suspected or perceived weaknesses, problems or breakdowns in, the Disclosure Procedures, the Service Provider Procedures or any other internal controls related to the Funds, a Report or Fund disclosure matters;

      Create Due Diligence Files - create and maintain a due diligence file, and other appropriate documentation and records for each Report; and

      Submit Requested Information - submit on a timely basis information, certifications or other documents related to a Report or Fund disclosure matters as the Funds, through their President, may reasonably request.

III.  Monitoring of Disclosure Controls

      Roles and Responsibilities. The President is primarily responsible for the proper functioning of the Disclosure Procedures and for evaluating the Disclosure Procedures under Section V below. To discharge these broad responsibilities, the President will communicate with and generally oversee the Service Providers regarding Fund disclosure matters and matters relating to the preparation and filing of Reports.

      Oversight of and Coordination with Service Providers. The President will coordinate with the Service Providers on an ongoing basis regarding the Funds' disclosure obligations, the Disclosure Procedures and the Service Provider Procedures.

      Review of Service Provider Procedures. The President will ask each Service Provider to provide a copy of its Service Provider Procedures, and any substantive changes or amendments to the Procedures as they are adopted. The President will initially and periodically thereafter review the Service Provider Procedures and any substantive changes or amendments thereto.

IV.   Material Misstatements/Omissions; Unfair Presentations; Fraud

      If the President discovers or is informed about a suspected material misstatement or omission, or an unfair presentation, in a Report, or suspected fraud in relation to a Report, the President or his delegate will investigate (or cause an appropriate Service Provider to investigate) the matter, focusing on the effectiveness of applicable controls and procedures and consulting with Service Providers or others as appropriate regarding corrective actions.

      The President will prepare a report about any such investigations (and the related findings and conclusions). The President will consider appropriate next steps, such as investigating further or reporting the matter to the Audit Committee.

V.    Evaluating the Disclosure Procedures

      Conducting the Evaluation. The President will evaluate, with the participation of and input from, as applicable, the Service Providers, the Audit Committee, and the Funds' independent auditor ("Outside Auditors"), the effectiveness of the design and operation of these Disclosure Procedures and the Service Provider Procedures. This evaluation must be completed within 90 days before any Report is filed with the SEC.

      Feedback on Controls. The Funds' President, in performing the functions of a Chief Financial Officer, will ask the Audit Committee to alert the President about any weaknesses, problems or complaints regarding financial internal controls that it receives. The President will ask each Service Provider to give notification of any weaknesses, problems or complaints regarding financial internal controls that it receives.

      Resolving Any Deficiencies in Controls. The President will promptly investigate and resolve any suspected or perceived weaknesses, problems or complaints in the design and operation of the financial internal controls, or any suspected fraud in relation to a Report on internal controls. Appropriate records will be created and maintained regarding the investigation and resolution of any such matters.

      The President will consider any deficiencies in the Disclosure Procedures, and will determine the appropriate actions to take in order to resolve such deficiencies. In making this determination, the President should consider discussing these matters further with the Audit Committee, outside legal counsel, and/or the Outside Auditors. At a minimum, however, the President will disclose to the Audit Committee and the Outside Auditors:

      Significant Deficiencies - any significant deficiencies in the design or operation of the Disclosure Procedures (or those of Service Providers), including any financial internal controls that adversely affect the Funds' ability to record, process, summarize and report financial data, and identify any material weakness in financial internal controls; and

      Fraud - any fraud, whether or not material, that involves management, a Service Provider or a Service Provider's employees who have a significant role in the Funds' financial internal controls, as well as any material weakness identified in the Funds' financial internal controls.

VI.   Miscellaneous

      Recordkeeping. The President will maintain appropriate records supporting compliance with these Disclosure Procedures and records generated or received pursuant to these Disclosure Procedures. Specifically, all substantive determinations, judgments or actions taken in relation to these Disclosure Procedures will be documented. All substantive documents created, distributed or received in relation to these Disclosure Procedures will be maintained by the President for the Funds' records.

      Amendments. The President may amend these Disclosure Procedures from time to time as appropriate. The President will report to the Board regarding any substantive amendments to these Disclosure Procedures.

      Use of Experts. The President may consult with outside legal counsel or any other external experts as necessary or appropriate in furtherance of the goals of the Disclosure Procedures.

      Delegation. When these Disclosure Procedures require a particular person to perform a task (other than actually signing the certification), it is understood that the person may reasonably delegate that task to another appropriate party.

Adopted:  September 2003

ITEM 10.  EXHIBITS

(a) Not applicable at this time.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.


                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Ameritor Security Trust
--------------------------------------------------------------------------------


By (Signature and Title)* /s/ Jerome Kinney,
President and Treasurer
                          --------------------------------------------

Date  March 2, 2007
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jerome Kinney,
President and Treasurer
                          --------------------------------------------

Date March 2, 2007